Other Borrowed Money (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Borrowed Money [Abstract]
Federal Home Loan Bank Advances	$ 40,000,000	$ 40,000,000
Federal Home Loan Bank advances, earliest maturity	2017
Federal Home Loan Bank advances, last maturity	2020
Interest rate on Federal Home Loan Bank Advances, Minimum (in hundredths)	0.49%
Interest rate on Federal Home Loan Bank Advances, Maximum (in hundredths)	4.75%
Book value of loans pledged	101,128,937
Remaining credit availability from FHLB	126,620,000
Aggregate stated maturities of other borrowed money [Abstract]
2015	0
2016	0
2017	9,000,000
2018	20,500,000
2019 and Thereafter	10,500,000
Federal Home Loan Bank Advances	40,000,000	40,000,000
Federal Home Loan Bank Advances subject to fixed rate	35,000,000
Federal Home Loan Bank Advances subject to floating rate	5,000,000
Federal funds lines of credit	43,500,000
Federal funds lines of credit outstanding	0
Federal Reserve Bank of Atlanta [Member]
Short-term Debt [Line Items]
Borrowing outstanding	0
Repurchase Agreements [Member]
Short-term Debt [Line Items]
Available repurchase agreement line of credit	$ 50,000,000